UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS STRATEGIC REAL RETURN FUND

FORM N-Q

JUNE 30, 2017

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 36.3%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	$1,848,045	$2,070,936
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	2,976,437	3,317,575
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	347,732	454,259
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	3,986,290	4,792,641
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	937,106	1,272,208
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	339,408	422,123
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	803,966	1,004,456
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	1,753,132	1,667,994
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	2,413,206	2,625,054
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	405,200	393,221
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	2,817,666	2,818,940
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	3,821,772	3,827,654
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	1,430,835	1,485,781
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	3,509,055	3,504,578
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	2,690,851	2,666,248
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	1,891,368	1,903,548
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	1,676,800	1,700,686
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	1,524,163	1,497,135
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	2,058,240	2,071,260

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $39,298,053)				39,496,297

CORPORATE BONDS & NOTES - 2.5%
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Bonds	3.800%	11/15/25	50,000	51,241

Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	50,000	55,875
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	190,000	234,656
Apache Corp., Senior Notes	2.625%	1/15/23	50,000	48,800
Apache Corp., Senior Notes	5.100%	9/1/40	30,000	30,649
Apache Corp., Senior Notes	4.750%	4/15/43	230,000	230,671
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	50,000	49,556
BP Capital Markets PLC, Senior Notes	3.588%	4/14/27	240,000	243,516
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000	261,368
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000	50,428
Noble Energy Inc., Senior Notes	3.900%	11/15/24	50,000	51,378
Noble Energy Inc., Senior Notes	5.250%	11/15/43	230,000	238,308
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	100,000	97,376
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	100,000	103,500	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	160,000	205,849
WPX Energy Inc., Senior Notes	7.500%	8/1/20	60,000	63,000

Total Oil, Gas & Consumable Fuels				1,964,930

TOTAL ENERGY				2,016,171

MATERIALS - 0.6%
Metals & Mining - 0.6%
ArcelorMittal SA, Senior Notes	7.500%	10/15/39	60,000	67,275
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	250,000	270,470
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	50,000	56,890
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	49,195	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000	218,737
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	40,000	38,950

TOTAL MATERIALS				701,517

TOTAL CORPORATE BONDS & NOTES (Cost - $2,680,195)				2,717,688

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.3%
U.S. Government Obligations - 16.3%
U.S. Treasury Bills	0.965%	9/14/17	$8,500,000	$8,483,672	(b)
U.S. Treasury Bills	1.080%	12/14/17	9,300,000	9,254,774	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $17,738,746)				17,738,446

			SHARES
COMMON STOCKS - 20.1%
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.2%
Delphi Automotive PLC			1,937	169,778

Automobiles - 0.3%
Mazda Motor Corp.			7,400	103,564	(d)
Peugeot SA			5,866	117,098	(d)
Subaru Corp.			3,400	114,921	(d)

Total Automobiles				335,583

Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc., ADR			1,369	96,501	*

Hotels, Restaurants & Leisure - 0.5%
Brinker International Inc.			2,465	93,917
Genting Singapore PLC			151,800	119,672	(d)
Jack in the Box Inc.			1,293	127,360
Wyndham Worldwide Corp.			2,018	202,627

Total Hotels, Restaurants & Leisure				543,576

Household Durables - 0.3%
Electrolux AB, Class B Shares			4,795	157,684	(d)
Persimmon PLC			3,125	91,297	(d)
Taylor Wimpey PLC			34,406	78,992	(d)

Total Household Durables				327,973

Media - 0.3%
CBS Corp., Class B Shares, Non Voting Shares			2,673	170,484
Scripps Networks Interactive Inc., Class A Shares			1,401	95,702
Time Warner Inc.			1,144	114,869

Total Media				381,055

Specialty Retail - 0.7%
Home Depot Inc.			1,810	277,654
Kingfisher PLC			23,814	93,268	(d)
Lowe’s Cos. Inc.			2,422	187,778
Ross Stores Inc.			1,937	111,823
TJX Cos. Inc.			1,585	114,389

Total Specialty Retail				784,912

Textiles, Apparel & Luxury Goods - 0.2%
Pandora A/S			2,060	193,136	(d)

TOTAL CONSUMER DISCRETIONARY				2,832,514

CONSUMER STAPLES - 1.4%
Beverages - 0.3%
Kirin Holdings Co., Ltd.			8,000	163,121	(d)
PepsiCo Inc.			1,023	118,146

Total Beverages				281,267

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Food & Staples Retailing - 0.2%
CVS Health Corp.	1,602	$128,897
Wal-Mart Stores Inc.	1,518	114,882

Total Food & Staples Retailing		243,779

Food Products - 0.3%
NH Foods Ltd.	3,000	91,199	(d)
Nichirei Corp.	3,200	89,738	(d)
PT Indofood Sukses Makmur Tbk	190,200	122,524	(d)
Saputo Inc.	2,000	63,618

Total Food Products		367,079

Household Products - 0.4%
Church & Dwight Co. Inc.	2,230	115,692
Clorox Co.	812	108,191
Reckitt Benckiser Group PLC	1,544	156,658	(d)

Total Household Products		380,541

Personal Products - 0.1%
Kao Corp.	1,300	77,268	(d)

Tobacco - 0.1%
KT&G Corp.	1,356	138,573	(d)

TOTAL CONSUMER STAPLES		1,488,507

ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Subsea 7 SA	9,631	129,841	(d)

Oil, Gas & Consumable Fuels - 1.0%
Exxon Mobil Corp.	1,548	124,970
Formosa Petrochemical Corp.	58,000	200,242	(d)
OMV AG	2,919	151,748	(d)
Petroleo Brasileiro SA, ADR	13,904	103,724	*
Polskie Gornictwo Naftowe i Gazownictwo SA	85,701	146,001	(d)
Repsol SA	6,115	93,812	(d)
Valero Energy Corp.	3,279	221,201

Total Oil, Gas & Consumable Fuels		1,041,698

TOTAL ENERGY		1,171,539

FINANCIALS - 4.2%
Banks - 1.7%
Bank of America Corp.	13,687	332,047
BNP Paribas SA	2,233	162,410	(d)
Canadian Imperial Bank of Commerce	2,100	170,665
Citigroup Inc.	3,433	229,599
Citizens Financial Group Inc.	5,376	191,816
Danske Bank A/S	4,373	168,805	(d)
Fifth Third Bancorp	4,467	115,963
JPMorgan Chase & Co.	2,182	199,435
National Bank of Canada	4,400	185,019
Societe Generale SA	2,062	112,112	(d)

Total Banks		1,867,871

Capital Markets - 0.2%
3i Group PLC	12,113	142,616	(d)
Bank of New York Mellon Corp.	2,110	107,652

Total Capital Markets		250,268

Consumer Finance - 0.2%
Capital One Financial Corp.	2,716	224,396

Insurance - 2.1%
Allianz SE, Registered Shares	1,157	228,009	(d)
Allstate Corp.	2,608	230,652
American Financial Group Inc.	1,531	152,135
AXA SA	7,472	205,922	(d)
Axis Capital Holdings Ltd.	1,232	79,661

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Insurance - (continued)
Dai-ichi Life Holdings Inc.	7,700	$139,812	(d)
Dongbu Insurance Co., Ltd.	1,293	76,874	(d)
Hannover Rueck SE	1,626	195,406	(d)
Hanover Insurance Group Inc.	1,744	154,571
Prudential Financial Inc.	1,232	133,228
SCOR SE	4,350	172,558	(d)
Standard Life PLC	32,443	168,700	(d)
Swiss Life Holding AG, Registered Shares	607	205,071	(d)
Swiss Re AG	1,657	151,800	(d)

Total Insurance		2,294,399

TOTAL FINANCIALS		4,636,934

HEALTH CARE - 2.8%
Biotechnology - 0.5%
Amgen Inc.	1,163	200,303
Biogen Inc.	528	143,278	*
Gilead Sciences Inc.	1,978	140,003
United Therapeutics Corp.	808	104,822	*

Total Biotechnology		588,406

Health Care Equipment & Supplies - 0.7%
Baxter International Inc.	3,494	211,527
Edwards Lifesciences Corp.	1,777	210,112	*
Hoya Corp.	3,900	203,119	(d)
Masimo Corp.	1,169	106,589	*

Total Health Care Equipment & Supplies		731,347

Health Care Providers & Services - 1.3%
Aetna Inc.	1,482	225,012
Anthem Inc.	1,216	228,766
CIGNA Corp.	637	106,627
Express Scripts Holding Co.	2,156	137,639	*
HCA Healthcare Inc.	794	69,237	*
Humana Inc.	545	131,138
McKesson Corp.	920	151,377
Miraca Holdings Inc.	2,800	126,145	(d)
UnitedHealth Group Inc.	855	158,534
WellCare Health Plans Inc.	572	102,708	*

Total Health Care Providers & Services		1,437,183

Pharmaceuticals - 0.3%
Bayer AG, Registered Shares	595	76,984	(d)
Merck & Co. Inc.	1,702	109,081
Shionogi & Co., Ltd.	2,100	117,137	(d)

Total Pharmaceuticals		303,202

TOTAL HEALTH CARE		3,060,138

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.6%
Boeing Co.	1,300	257,075
Leonardo SpA	7,931	132,481	(d)
Northrop Grumman Corp.	661	169,685
Safran SA	1,600	146,762	(d)

Total Aerospace & Defense		706,003

Airlines - 0.3%
Qantas Airways Ltd.	37,336	164,356	(d)
Southwest Airlines Co.	2,641	164,112

Total Airlines		328,468

Building Products - 0.1%
Owens Corning	2,001	133,907

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Construction & Engineering - 0.1%
Hochtief AG	516	$94,610	(d)

Electrical Equipment - 0.2%
Vestas Wind Systems A/S	2,519	233,393	(d)

Machinery - 0.2%
Toro Co.	2,859	198,100

Professional Services - 0.2%
Manpowergroup Inc.	1,937	216,266

Road & Rail - 0.1%
Union Pacific Corp.	730	79,504

Trading Companies & Distributors - 0.1%
Marubeni Corp.	11,000	71,216	(d)
Sumitomo Corp.	5,200	67,792	(d)

Total Trading Companies & Distributors		139,008

Transportation Infrastructure - 0.1%
Aena SA	548	107,076	(a)(d)

TOTAL INDUSTRIALS		2,236,335

INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.2%
Cisco Systems Inc.	7,437	232,778

Internet Software & Services - 0.7%
Alphabet Inc., Class A Shares	322	299,357	*
eBay Inc.	5,369	187,485	*
Facebook Inc., Class A Shares	1,849	279,162	*

Total Internet Software & Services		766,004

IT Services - 0.2%
Amdocs Ltd.	2,229	143,681
NeuStar Inc., Class A Shares	3,293	109,822	*

Total IT Services		253,503

Semiconductors & Semiconductor Equipment - 0.7%
Applied Materials Inc.	4,488	185,399
Broadcom Ltd.	491	114,428
KLA-Tencor Corp.	727	66,528
NVIDIA Corp.	1,061	153,378
QUALCOMM Inc.	1,732	95,641
Texas Instruments Inc.	1,717	132,089

Total Semiconductors & Semiconductor Equipment		747,463

Software - 0.3%
Citrix Systems Inc.	1,232	98,043	*
Microsoft Corp.	1,764	121,592
VMware Inc., Class A Shares	1,320	115,408	*

Total Software		335,043

Technology Hardware, Storage & Peripherals - 1.2%
Apple Inc.	4,000	576,080
FUJIFILM Holdings Corp.	5,100	183,585	(d)
HP Inc.	8,802	153,859
Lite-On Technology Corp.	51,000	83,839	(d)
Samsung Electronics Co., Ltd.	158	327,816	(d)

Total Technology Hardware, Storage & Peripherals		1,325,179

TOTAL INFORMATION TECHNOLOGY		3,659,970

MATERIALS - 1.1%
Chemicals - 0.3%
Celanese Corp., Series A Shares	1,141	108,327
Chemours Co.	2,245	85,130
Huntsman Corp.	5,489	141,836

Total Chemicals		335,293

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	SHARES	VALUE
Containers & Packaging - 0.1%
Avery Dennison Corp.	1,281	$113,202

Metals & Mining - 0.5%
Anglo American PLC	4,271	57,239	*(d)
Boliden AB	2,937	80,258	(d)
Glencore PLC	20,620	77,395	*(d)
POSCO	349	87,411	(d)
Rio Tinto PLC	2,643	111,439	(d)
South32 Ltd.	42,949	88,303	(d)

Total Metals & Mining		502,045

Paper & Forest Products - 0.2%
UPM-Kymmene OYJ	7,363	209,992	(d)

TOTAL MATERIALS		1,160,532

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
China Resources Land Ltd.	30,000	87,447	(d)
Country Garden Holdings Co., Ltd.	172,000	199,466	(d)

TOTAL REAL ESTATE		286,913

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
AT&T Inc.	2,206	83,232
China Telecom Corp., Ltd., Class H Shares	134,000	63,677	(d)
KT Corp., ADR	7,042	117,179
LG Uplus Corp.	6,096	83,284	(d)
Nippon Telegraph & Telephone Corp.	4,336	205,110	(d)
PT Telekomunikasi Indonesia Persero Tbk	501,500	169,631	(d)

Total Diversified Telecommunication Services		722,113

Wireless Telecommunication Services - 0.1%
KDDI Corp.	6,500	172,199	(d)

TOTAL TELECOMMUNICATION SERVICES		894,312

UTILITIES - 0.5%
Electric Utilities - 0.4%
Edison International	1,006	78,659
Endesa SA	5,091	117,580	(d)
Kansai Electric Power Co. Inc.	9,300	128,249	(d)
Korea Electric Power Corp.	2,906	103,706	(d)

Total Electric Utilities		428,194

Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy Inc.	5,281	90,939

TOTAL UTILITIES		519,133

TOTAL COMMON STOCKS (Cost - $16,620,151)		21,946,827

INVESTMENTS IN UNDERLYING FUNDS - 16.0%
SPDR S&P 500 ETF Trust	25,963	6,277,854
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares	133,545	11,114,950

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $11,742,862)		17,392,804

	RIGHTS
RIGHTS - 0.0%
Repsol SA (Cost-$2,917)	6,115	2,794	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $88,082,924)		99,294,856

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $4,464,663)	0.935%	4,464,663	$4,464,663

TOTAL INVESTMENTS - 95.3% (Cost - $92,547,587#)			103,759,519
Other Assets in Excess of Liabilities - 4.7%			5,172,464

TOTAL NET ASSETS - 100.0%			$108,931,983

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Rate shown represents yield-to-maturity.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust
SPDR	— Standard & Poor’s Depositary Receipts

At June 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	57	9/17	$5,745,185	$5,662,895	$(82,290)
Dax Index	4	9/17	1,432,094	1,407,128	(24,966)
E-Mini S&P 500 Index	1	9/17	121,423	121,045	(378)
Euro-Bund	12	9/17	2,222,654	2,218,557	(4,097)
S&P GSCI	227	7/17	20,967,241	21,122,350	155,109
S&P/TSX 60	13	9/17	1,800,202	1,782,788	(17,414)
SPI 200 Index	7	9/17	758,009	759,819	1,810
Topix Index	3	9/17	427,855	429,829	1,974
United Kingdom Long Gilt Bonds	66	9/17	10,954,664	10,794,208	(160,456)

					(130,708)

Contracts to Sell:
Canadian 10-Year Bonds	31	9/17	3,450,698	3,359,847	90,851
FTSE 100 Index	7	9/17	678,984	660,309	18,675
Japanese 10-Year Bonds	52	9/17	6,961,465	6,945,508	15,957
U.S. Treasury 5-Year Notes	23	9/17	2,714,997	2,710,227	4,770
U.S. Treasury 10-Year Notes	77	9/17	9,668,234	9,665,906	2,328

					132,581

Net unrealized appreciation on open futures contracts					$1,873

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2017

At June 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	890,000	USD	971,257	BNP Paribas	7/20/17	$46,037
CHF	592,000	USD	608,193	Bank of New York	7/20/17	9,759
USD	1,286,406	JPY	144,500,000	Bank of New York	7/20/17	861
USD	1,105,866	NOK	9,250,000	Bank of New York	7/20/17	(2,442)
USD	12,535	SEK	110,000	Bank of New York	7/20/17	(533)
USD	945,184	EUR	886,852	Barclays Bank PLC	7/20/17	(68,512)
CHF	1,159,000	USD	1,208,977	Citibank N.A.	7/20/17	831
EUR	253,000	USD	282,603	Citibank N.A.	7/20/17	6,582
EUR	17,387,000	USD	19,421,439	Citibank N.A.	7/20/17	452,370
GBP	408,000	USD	530,772	Citibank N.A.	7/20/17	883
NOK	18,820,000	USD	2,215,517	Citibank N.A.	7/20/17	39,439
NZD	1,130,000	USD	818,461	Citibank N.A.	7/20/17	9,386
NZD	3,634,000	USD	2,661,647	Citibank N.A.	7/20/17	652
SEK	3,830,000	USD	454,108	Citibank N.A.	7/20/17	885
USD	1,487,553	CAD	1,971,000	Citibank N.A.	7/20/17	(32,785)
USD	227,429	EUR	204,000	Citibank N.A.	7/20/17	(5,748)
USD	1,643,640	NOK	13,960,000	Citibank N.A.	7/20/17	(29,006)
USD	1,396,258	NOK	11,930,000	Citibank N.A.	7/20/17	(33,159)
AUD	2,973,000	USD	2,253,861	HSBC Bank USA, N.A.	7/20/17	30,739
AUD	502,000	USD	380,518	HSBC Bank USA, N.A.	7/20/17	5,244
CAD	7,073,000	USD	5,323,525	HSBC Bank USA, N.A.	7/20/17	132,260
CAD	1,584,000	USD	1,192,205	HSBC Bank USA, N.A.	7/20/17	29,620
CHF	518,000	USD	532,438	HSBC Bank USA, N.A.	7/20/17	8,270
CHF	1,184,000	USD	1,217,001	HSBC Bank USA, N.A.	7/20/17	18,903
EUR	160,000	USD	182,740	HSBC Bank USA, N.A.	7/20/17	144
GBP	3,034,000	USD	3,877,343	HSBC Bank USA, N.A.	7/20/17	76,189
JPY	507,000,000	USD	4,593,005	HSBC Bank USA, N.A.	7/20/17	(82,477)
JPY	293,400,000	USD	2,657,964	HSBC Bank USA, N.A.	7/20/17	(47,729)
MXN	41,510,000	USD	2,279,538	HSBC Bank USA, N.A.	7/20/17	2,223
NZD	3,199,000	USD	2,302,970	HSBC Bank USA, N.A.	7/20/17	40,644
SEK	12,290,000	USD	1,407,304	HSBC Bank USA, N.A.	7/20/17	52,714
SEK	2,000,000	USD	229,016	HSBC Bank USA, N.A.	7/20/17	8,578
USD	943,147	AUD	1,244,000	HSBC Bank USA, N.A.	7/20/17	(12,804)
USD	289,500	AUD	377,000	HSBC Bank USA, N.A.	7/20/17	(205)
USD	584,581	CAD	758,000	HSBC Bank USA, N.A.	7/20/17	(105)
USD	1,107,396	JPY	123,200,000	HSBC Bank USA, N.A.	7/20/17	11,346
USD	425,537	NZD	591,000	HSBC Bank USA, N.A.	7/20/17	(7,434)
GBP	1,110,000	USD	1,403,057	UBS AG	7/20/17	43,357
USD	527,705	GBP	413,000	UBS AG	7/20/17	(10,465)

Total						$694,512

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$39,496,297	—	$39,496,297
Corporate Bonds & Notes	—	2,717,688	—	2,717,688
U.S. Government & Agency Obligations	—	17,738,446	—	17,738,446
Common Stocks:
Consumer Discretionary	$1,762,882	1,069,632	—	2,832,514
Consumer Staples	649,426	839,081	—	1,488,507
Energy	449,895	721,644	—	1,171,539
Financials	2,506,839	2,130,095	—	4,636,934
Health Care	2,536,753	523,385	—	3,060,138
Industrials	1,218,649	1,017,686	—	2,236,335
Information Technology	3,064,730	595,240	—	3,659,970
Materials	448,495	712,037	—	1,160,532
Real Estate	—	286,913	—	286,913
Telecommunication Services	200,411	693,901	—	894,312
Utilities	169,598	349,535	—	519,133
Investments in Underlying Funds	17,392,804	—	—	17,392,804
Rights	—	2,794	—	2,794

Total Long-Term Investments	$30,400,482	$68,894,374	—	$99,294,856

Short-Term Investments†	4,464,663	—	—	4,464,663

Total Investments	$34,865,145	$68,894,374	—	$103,759,519

Other Financial Instruments:
Futures Contracts	$291,474	—	—	$291,474
Forward Foreign Currency Contracts	—	$1,027,916	—	1,027,916

Total Other Financial Instruments	$291,474	$1,027,916	—	$1,319,390

Total	$35,156,619	$69,922,290	—	$105,078,909

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$289,601	—	—	$289,601
Forward Foreign Currency Contracts	—	$333,404	—	333,404

Total	$289,601	$333,404	—	$623,005

†	See Schedule of Investments for additional detailed categorizations.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

For the period ended June 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2017, securities valued at $8,939,149 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,818,976
Gross unrealized depreciation	(607,044)

Net unrealized appreciation	$11,211,932

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 24, 2017